Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data (Unaudited)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
The following table summarizes quarterly financial data for the years ended December 31, 2012 and 2011:

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$65,461,000	$66,325,000	$60,537,000	$56,603,000
Income from operations	27,263,000	25,947,000	18,178,000	25,875,000
Income tax expense	—	—	15,514,000	10,849,000
Net income	26,869,000	25,117,000	502,000	15,883,000
Income per share:
Basic	$0.48	$0.45	$0.01	$0.28
Diluted	$0.48	$0.45	$0.01	$0.28

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$46,638,000	$55,589,000	$58,081,000	$68,946,000
Income from operations	22,105,000	28,156,000	29,118,000	31,585,000
Income tax expense (benefit)	—	1,000	—	(91,000)
Net income	21,174,000	27,265,000	29,009,000	30,974,000
Income per share:
Basic	$0.47	$0.57	$0.58	$0.59
Diluted	$0.47	$0.57	$0.57	$0.59